Cover Page	Dec. 06, 2019
Cover page.
Document Type	8-K
Document Period End Date	Dec. 06, 2019
Entity Registrant Name	ENVESTNET, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34835
Entity Tax Identification Number	20-1409613
Entity Address, Address Line One	35 East Wacker Drive, Suite 2400
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	827-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.005 per share
Trading Symbol	ENV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001337619
Amendment Flag	false